Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Common stock, shares issued not disclosed		true	true
Ordinary shares par value	[1]	$ 0.003
Ordinary shares authorized	[1]	5,000,000	5,000,000
Ordinary shares outstanding	[1]	0	0
Treasury stock, shares acquired		53,946	46,406
Common Class A [Member]
Ordinary shares authorized	[1]	23,333,333	23,333,333
Common stock, shares issued	[1]	1,806,666	1,806,666
Ordinary shares outstanding	[1]	1,806,666	1,806,666
Common Class B [Member]
Ordinary shares authorized	[1]		5,000,000
Common stock, shares issued	[1]	3,500,000	3,500,000
Ordinary shares outstanding	[1]	3,500,000	3,500,000

[1]	Giving retroactive effect to the re-designation and re-classification of shares effected in December 2025, which are detailed in Note 15 to the consolidated financial statements